Subsequent Events (Details Narrative)																												1 Months Ended	2 Months Ended	3 Months Ended							6 Months Ended	9 Months Ended		12 Months Ended
	May 09, 2023 shares	May 01, 2023 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2023 $ / shares shares	Apr. 30, 2023 $ / shares shares	Apr. 28, 2023 USD ($)	Apr. 20, 2023 USD ($)	Apr. 19, 2023 USD ($) $ / shares	Apr. 19, 2023 USD ($) $ / shares	Apr. 19, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Feb. 27, 2023	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Feb. 16, 2023 USD ($)	Jan. 18, 2023 USD ($)	Jan. 06, 2023 USD ($) shares	Dec. 21, 2022 $ / shares shares	Nov. 30, 2022 USD ($)	Nov. 30, 2022 USD ($)	Sep. 19, 2022 USD ($) $ / shares shares	Sep. 19, 2022 USD ($) $ / shares shares	Sep. 15, 2022 USD ($) $ / shares shares	Mar. 02, 2022 USD ($) $ / shares	Feb. 22, 2022 USD ($)	Oct. 13, 2021 USD ($) shares	Apr. 19, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares shares	Apr. 17, 2023 USD ($) shares	Apr. 17, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2021 shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares		Jun. 30, 2021 USD ($) $ / shares shares		May 08, 2023 USD ($) shares	Apr. 13, 2023 USD ($)	Mar. 30, 2023 shares	Mar. 09, 2023 $ / shares	Mar. 07, 2023 $ / shares	Feb. 24, 2023 EUR (€)	Feb. 22, 2023 $ / shares	Feb. 17, 2023 USD ($)	Jan. 26, 2023 shares	Sep. 30, 2022 USD ($)	Apr. 01, 2022 $ / shares	Jun. 02, 2021 USD ($)	Jun. 30, 2020 shares	Jun. 03, 2016
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																									$ 100.00								$ 25.00				$ 25.00			$ 25.00
Share price | $ / shares																																		$ 469.52					$ 469.52		$ 218.32								$ 1.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares											32,324																		32,324			32,324	7,635				7,635	32,324		7,635	11,105		4,747														519
Common stock issued upon the exercise of stock options, shares | shares																																									140		53
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares																																									$ 482.00		$ 836.99
Proceeds from Issuance of Warrants																									$ 20,925													$ 17,850
Senior Notes, Noncurrent																																	$ 2,265,927				$ 2,265,927			$ 2,265,927
Percentage of offering fees																																					7.00%
Goodwill, Impairment Loss																																		$ 23,119,755				16,135,000	23,119,755
Asset impairment charges																																		38,629,310			$ 16,135,000	$ 16,135,000	38,629,310		$ 46,498,689
Common stock, shares issued | shares											3,262,303																		3,262,303			3,262,303						3,262,303			409,229		218,961
Reverse stock split common stock, shares outstanding | shares											3,262,303																		3,262,303			3,262,303						3,262,303			409,229		218,961
Cash consideration, exchange rates																																									$ 20,067,871
Accounts payable and accrued liabilities											$ 8,895,070																		$ 8,895,070			$ 8,895,070						$ 8,895,070			12,344,052		8,458,689
Warrants and Rights Outstanding																									$ 150,000
Conversion of senior convertible note																																22,877,955		2,409,194	$ 8,243,454						10,652,648
Derivative cash liability																																						1,862,000,000			180,000,000
Proceeds from issuance of common stock																																							3,885,109		3,885,109
Liabilities											30,030,699																		30,030,699			30,030,699						30,030,699			68,684,240		44,949,647
Convertible debt								$ 679,976	$ 679,976	$ 679,976	$ 15,910,000																	$ 679,976	$ 15,910,000			$ 15,910,000		$ 15,910,000				$ 15,910,000	15,910,000		$ 35,000,000
Amount paid to the holder																																					2,778,427
Common stock outstanding | shares											3,262,303																		3,262,303			3,262,303						3,262,303			409,229		218,961
Share price | $ / shares											$ 0.001																		$ 0.001			$ 0.001						$ 0.001			$ 0.001		$ 0.001
Interest rate																																																										8.00%
Employment Agreement [Member] | Chairman and Chief Executive Officer [Member]
Subsequent Event [Line Items]
Loss contingency, damages sought, value																		$ 1,000,000
Loss contingency, damages sought, shares | shares																		2,000
Senior Convertible Note Holder [Member] | Waiver Agreement [Member]
Subsequent Event [Line Items]
Debt principle amount											$ 450,010					$ 450,010													$ 450,010			$ 450,010						$ 450,010
Accrued Liabilities											2,500,000					$ 2,500,000													2,500,000			2,500,000						$ 2,500,000			$ 180,000,000
[custom:DebtLiabilityOutstanding-0]																																	15,230,024				15,230,024			15,230,024
[custom:FairValueOfDerivativeLiability-0]																																	799,954				799,954			799,954
Derivative cash liability																																								933,000,000
Liabilities																																	$ 1,640,000				$ 1,640,000			$ 1,640,000	$ 1,640,000
Senior Convertible Note [Member]
Subsequent Event [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																																						72,875			160,315
Additional principle outstanding											1,500,000																		1,500,000			1,500,000						$ 1,500,000																		$ 35,000,000
Warrants and Rights Outstanding																																																								$ 26,680,000
Debt Conversion, Converted Instrument, Amount																											$ 7,500,000												10,652,648
Conversion of senior convertible note																																						19,261,583			$ 10,652,648
Derivative liability											$ 15,230,024																		$ 15,230,024			$ 15,230,024						15,230,024
Derivative cash liability																																						$ 1,862,000,000
Interest rate											8.00%																		8.00%			8.00%	800.00%				800.00%	8.00%		800.00%
Increase in interest rate																																						12.00%
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Gross proceeds																																						$ 4,300,000
Series C Convertible Perpetual Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of senior convertible note																																									15,230,024
Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible debt											$ 15,910,000																		$ 15,910,000			$ 15,910,000						15,910,000
Senior Notes [Member]
Subsequent Event [Line Items]
Additional principle outstanding											15,910,000																		15,910,000			15,910,000						15,910,000
Debt principle amount											19,261,583																		19,261,583			19,261,583						19,261,583
Derivative liability											1,963,933																		$ 1,963,933			1,963,933						1,963,933			9,399,620
EEG iGaming [Member]
Subsequent Event [Line Items]
Goodwill, Impairment Loss																																						14,500,000
Asset impairment charges																																					$ 14,500,000				14,500,000
EEG Gaming [Member]
Subsequent Event [Line Items]
Asset impairment charges																																					1,635,000				$ 1,635,000
EEG Game Segment [Member]
Subsequent Event [Line Items]
Goodwill, Impairment Loss																																	$ 16,135,000				$ 16,135,000		$ 23,119,755
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued upon the exercise of stock options, shares | shares																																				85							140	[1]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																																		7,900	3,758						11,658	[1]
Conversion of senior convertible note																																2,242		$ 8	$ 17						$ 25
Shares issued | shares																						300,000	300,000
Common Stock [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt aggregate shares of common stock | shares																													2,242,143
Maximum [Member] | Common Stock [Member] | Senior Convertible Note [Member]
Subsequent Event [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																											2,000
Minimum [Member]
Subsequent Event [Line Items]
Stockholders equity requirement amount																				$ 2,500,000	$ 2,500,000
September 2022 Warrants [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares																						300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																						$ 25.00	$ 25.00
Warrants and Rights Outstanding											$ 702,239											$ 5,286,288	$ 5,286,288						$ 702,239			$ 702,239						$ 702,239
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																									$ 1.00								$ 100.00				$ 100.00			$ 100.00															$ 100.00
Proceeds from Issuance of Warrants																																					$ 36,000
September 2022 Offering [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares																						300,000																300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 25.00											$ 25.00	$ 25.00						$ 25.00			$ 25.00	$ 25.00				$ 25.00	$ 25.00		$ 25.00
Proceeds from Issuance of Warrants																							$ 36,000															$ 5,286,288
Senior Notes, Noncurrent																																	$ 4,075,991				$ 4,075,991			$ 4,075,991
Percentage of offering fees																																						7.00%
Securities Purchased under Agreements to Resell																																	500,000				$ 500,000			500,000														$ 512,500
Issuance of common stock under the ATM, net of issuance costs, shares | shares																																					20,500
Gross proceeds																																						$ 2,000,000
September 2022 Offering [Member] | Senior Convertible Note [Member]
Subsequent Event [Line Items]
Additional principle outstanding																																	32,221,573				$ 32,221,573			$ 32,221,573
September 2022 Offering [Member] | Warrant [Member]
Subsequent Event [Line Items]
Share price | $ / shares																						$ 1.00	$ 1.00
Issuance of common stock under the ATM, net of issuance costs, shares | shares																																					20,500
Registered Direct Offering [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares																			70,650
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 9.37
Shares issued, rate																																								9.99%
Subsequent Event [Member]
Subsequent Event [Line Items]
Share price | $ / shares																																																$ 1.00	$ 1.00
Senior Notes, Noncurrent																								$ 2,265,928
Percentage of offering fees																								7.00%
Bid price per share | $ / shares																																																			$ 1.00
Common stock, shares issued | shares																																																					100
Reverse stock split common stock, shares outstanding | shares																																																					100
Total purchase price consideration														$ 8,090,965
Purchase Consideration value | €																																																		€ 1,650,000
Exchange rates effect														1,739,882
Holdback consideration | €																																																		150,000
Exchange rates effect														158,171
Cash consideration, exchange rates														6,192,912	€ 5,872,989
Accounts payable and accrued liabilities														$ 1,306,021																																				€ 1,238,552
Subsequent Event, Description																The Amendment required the Company to deposit 50% of the proceeds from the sale of the Bethard Business in a bank account in favor of the Holder. The Amendment also requires the Company to deposit 50% of the proceeds of any permitted future sale of assets or any subsequent debt or equity offer or sale (a “Securities Transaction”) and 100% of the proceeds of any additional indebtedness incurred in the future, into such bank account in favor of the Holder, or, at the option of the Holder, redeem amounts under the Senior Convertible Note using such proceeds
Additional principle outstanding																$ 2,950,000										$ 35,000,000
Debt instrument remaining amount																										29,150,001
Debt Instrument, Periodic Payment																										$ 2,778,427
Deferred Offering Costs																																	70,650				$ 70,650			$ 70,650
Warrants and Rights Outstanding																																	178,500				178,500			178,500
Debt interest and prepaid												$ 1,073,343
Return of deposit, cash																	$ 1,200,000
Proceeds from issuance of common stock							$ 1,097,586										$ 1,000,000
Common stock outstanding | shares																																																					100
Subsequent Event [Member] | Employment Agreement [Member] | Chairman and Chief Executive Officer [Member]
Subsequent Event [Line Items]
Loss contingency, damages sought, value																		$ 1,000,000.0
Loss contingency, damages sought, shares | shares																		2,000
Subsequent Event [Member] | Senior Convertible Note Holder [Member]
Subsequent Event [Line Items]
Amount paid to the holder		$ 150,000						750,000
Debt redeemed amount								679,976	679,976	679,976																		679,976
Settlement of redemption premium amount								51,450
Settlement of accrued interest								168,574
Subsequent Event [Member] | Senior Convertible Note Holder [Member] | Waiver Agreement [Member]
Subsequent Event [Line Items]
Debt principle amount																																														$ 450,010						$ 450,010
Debt Conversion, Converted Instrument, Amount										15,230,024
Accrued Liabilities																																														$ 2,500,000						$ 2,500,000
Debt redeemed amount								679,976	$ 679,976	$ 679,976																		679,976
Subsequent Event [Member] | Senior Convertible Note [Member]
Subsequent Event [Line Items]
Common stock, shares issued | shares																														2,242,143	2,242,143																2,242,143
Subsequent Event [Member] | Series C Convertible Perpetual Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of senior convertible note						$ 15,230,024					$ 15,230,024
Debt conversion description									Prior to the conversion into the new Series C Convertible Preferred Stock, the Company redeemed $679,976 of the $15,910,000 previously outstanding on the Senior Convertible Note following the Exchanges and the impact of the Amendment and conversions, using funds from the Sale of the Bethard Business deposited in a bank account in favor of the Holder. On April 19, 2023, using these funds, the Company paid $750,000 to the Holder to redeem the $679,976 and settle the related redemption premium of $51,450 and accrued interest of $168,574, with the additional $150,000 due immediately after the closing of this public offering. Any remaining funds from the Sale of the Bethard Business that were on deposit have been released to the Company	The Series C Certificate of Designations contemplates that the Series C Convertible Preferred Stock will be convertible into common stock (the “Conversion Shares”) at the option of the holder of Series C Convertible Preferred Stock at any time from time to time after the date of issuance thereof. The number of Conversion Shares issuable upon conversion of any share of Series C Convertible Preferred Stock shall be determined by dividing (x) the Conversion Amount (as defined below) of a share of Series C Convertible Preferred Stock by (y) the lower of (i) the Conversion Price (as defined below); and (ii) the Alternate Conversion Price (as defined below), subject to the Floor Price (as defined below). “Conversion Amount” shall mean, with respect to each share of Series C Convertible Preferred Stock, the sum of (A) $1,000 (such amount, subject to adjustment, the “Stated Value”) and (B) all declared and unpaid dividends with respect to such Stated Value and any other amounts owed under the Series C Certificate of Designations. “Conversion Price” shall mean 105% of the share price at which the common stock is offered in the Company’s next capital raise. “Alternate Conversion Price” shall mean w
Dividend Payment Restrictions Schedule, Description									Dividends on the Series C Convertible Preferred Stock will accrue daily at a rate equal to 8.0% per annum, increasing 0.50% each 135 day anniversary from the date of issuance and be payable by way of inclusion of the Dividends in the Conversion Amount on each Conversion Date in accordance with an optional conversion or upon any redemption hereunder (including, without limitation, upon any required payment upon any Bankruptcy Triggering Event).
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares	15,101
Outstanding debt convertible note																												15,230,024
Convertible debt								$ 679,976	$ 679,976	$ 679,976																		$ 679,976
Convertible debt | shares	77,273
Preferred stock conversion description								(x) the Conversion Amount (as defined below) of a share of Series C Convertible Preferred Stock by (y) the lower of (i) the Conversion Price (as defined below); and (ii) the Alternate Conversion Price (as defined below), subject to the Floor Price (as defined below). “Conversion Amount” shall mean, with respect to each share of Series C Convertible Preferred Stock, the sum of (A) $1,000 (such amount, subject to adjustment, the “Stated Value”) and (B) all declared and unpaid dividends with respect to such Stated Value and any other amounts owed under the Series C Certificate of Designations. “Conversion Price” shall mean $2.50, subject to adjustment as provided in the Series C Certificate of Designations. “Alternate Conversion Price” shall mean with respect to any Alternate Conversion that price which shall be the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, and (ii) the greater of (x) the Floor Price and (y) 90% of the lowest VWAP of the Common Stock during the ten (10) consecutive Trading Day period ending and including the Trading Day of the applicable Conversion Notice (such period, the “Alternate Conversion Measuring Period”)
Floor price | $ / shares								0.44	0.44	0.44																		0.44
Preferred Stock, Conversion Basis			The Securities Purchase Agreement contemplates a direct offering to the Investor of (i) 4,300 shares of new Series D Preferred Stock, $0.001 par value per share, for a price of $1,000 per share, (ii) common warrants to purchase 1,433,333 shares of our Common Stock at a price of $1.96 per share, and (iii) preferred warrants to purchase 4,300 shares of our Series D Preferred Stock at a price of $1,000 per share
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued, rate					4.99%
Preferred stock conversion description			The number of Series D Conversion Shares issuable upon conversion of any share of Series D Preferred Stock shall be determined by dividing (x) the Series D Conversion Amount (as defined below) of a share of Series D Preferred Stock by (y) the lower of (i) the Series D Conversion Price (as defined below); and (ii) the Series D Alternate Conversion Price (as defined below), subject to the Series D Floor Price (as defined below). “Series D Conversion Amount” shall mean, with respect to each share of Series D Preferred Stock, the sum of (A) $1,000 (such amount, subject to adjustment, the “Series D Stated Value”) and (B) all declared and unpaid dividends with respect to such Series D Stated Value and any other amounts owed under the Series D Certificate of Designations. “Series D Conversion Price” shall mean $3.00. “Alternate Conversion Price” shall mean 90% of the lowest VWAP (as defined in the Series D Certificate of Designations) of the 10 trading days ending and including the date of conversion. “Series D Floor Price” shall mean $0.39.
Common stock, shares outstanding, rate			999.00%	999.00%	999.00%
Shares issued | shares			10,000	10,000	10,000
Share price | $ / shares			$ 0.001	$ 0.001	$ 0.001
Interest rate			800.00%	800.00%	800.00%
Increase in interest rate				50.00%
Shares issued rate, increased					9.99%
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member] | Maxim Group L L C [Member]
Subsequent Event [Line Items]
Gross cash proceeds, rate			7.00%
Gross proceeds			$ 4,000,000
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Additional principle outstanding							679,976																										$ 32,221,573				$ 32,221,573			$ 32,221,573
Debt interest and prepaid																														$ 2,950,010
Debt conversion price percentage													90.00%
Debt instrument, fee																														450,010
Debt accrued liabilities																															$ 2,500,000
Debt principle amount																														$ 19,261,583	$ 19,261,583
Debt Conversion, Converted Instrument, Amount										$ 15,230,024
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Warrants																								$ 2,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Reverse stock split common stock, shares outstanding | shares																																													3,339,576
Convertible debt																																													$ 132,583
Common stock outstanding | shares																																													3,339,576
Subsequent Event [Member] | Common Stock [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt aggregate shares of common stock | shares																														2,242,143
Subsequent Event [Member] | Warrant [Member] | Series D Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding, rate			20.00%	20.00%	20.00%
Subsequent Event [Member] | Maximum [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Additional principle outstanding							16,311,573
Subsequent Event [Member] | Minimum [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Additional principle outstanding							$ 15,910,000
Subsequent Event [Member] | September 2022 Warrants [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares																								300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																								$ 25.00
Share price | $ / shares																								$ 25.00
Sale of stock																								$ 7,500,000
Subsequent Event [Member] | September 2022 Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares																								300,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																								$ 25.00
Common stock issued upon the exercise of stock options, shares | shares																								36,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares																								$ 1.00
Proceeds from Issuance of Warrants																								$ 36,000
Subsequent Event [Member] | Over-Allotment Option [Member] | Maximum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares																								45,000
Subsequent Event [Member] | September 2022 Offering [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares																								20,500
Senior Notes, Noncurrent																								$ 4,080,990
Securities Purchased under Agreements to Resell																								$ 512,500
Issuance of common stock under the ATM, net of issuance costs, shares | shares																								20,500

[1]	Retrospectively restated for effect of stock split.